Balance Sheet Components (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Balance Sheet Components
Schedule of prepaid and other current assets

	As of
	March 31, 2024	December 31,
	(unaudited)	2023
Prepaid expenses	$565,775	$369,881
Deferred issuance costs	4,849,859	3,709,542
Cost-share receivables	196,846	126,042
Refundable deposit	125,000	125,000
Other	25,361	—
Total prepaid and other current assets	$5,762,841	$4,330,465

	As of December 31,
	2023	2022
Prepaid expenses	$369,881	$279,366
Deferred issuance costs	3,709,542	164,358
Cost-share receivables	126,042	51,000
Simple agreement for future equity receivable	—	340,000
Refundable deposit	125,000	—
Total prepaid and other current assets	$4,330,465	$834,724

Schedule of property and equipment

	As of
	March 31, 2024	December 31,
	(unaudited)	2023
Computers	$281,126	$196,882
Furniture and fixtures	64,912	64,912
Software	404,954	392,465
Leasehold improvements	30,762	30,762
Total property and equipment, gross	781,754	685,021
Less accumulated depreciation and amortization	(156,191)	(107,350)
Total property and equipment, net	$625,563	$577,671

	As of December 31,
	2023	2022
Computers	$196,882	$113,727
Furniture and fixtures	64,912	64,912
Software	392,465	—
Leasehold improvements	30,762	30,762
Total property and equipment, gross	685,021	209,401
Less accumulated depreciation and amortization	(107,350)	(32,103)
Total property and equipment, net	$577,671	$177,298

Schedule of accrued expenses and other

	As of
	March 31, 2024	December 31,
	(unaudited)	2023
Accrued expenses	$719,365	$482,984
Accrued payroll and bonus	318,490	196,900
Credit card liabilities	74,580	155,407
Other	250	250
Total accrued expenses and other	$1,112,685	$835,541

	As of December 31,
	2023	2022
Accrued expenses	$482,984	$—
Accrued payroll and bonus	196,900	29,267
Credit card liabilities	155,407	57,902
Other	250	—
Total accrued expenses and other	$835,541	$87,169